Goodwill (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill
Beginning balance	$ 3,375,000	$ 3,102,000
Effects of movements in exchange rates	(6,000)	273,000
Ending balance	3,934,000	$ 3,375,000
Additions	$ 565,000